Disposal of an Affiliate (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary of HZ's Consolidated Net Assets and Financial Information at Date of Disposal

A loss on disposal of Rmb364,480 was recognized which was the difference between the consideration and the net book value of HZ’s consolidated net assets at the date of disposal summarized in the table below:

Rmb’000
Current assets	8,859,419
Non-current assets	6,393,798
Current liabilities	8,953,480
Non-current liabilities	2,101,789

Total equity, excluding non-controlling interests	3,832,622

Company’s net equity interest	26%
Investments in equity method affiliates	996,345

Net consideration received	(592,380)
Income tax payment borne by CZ Tire Holdings Limited	(39,485)

Loss on disposal	364,480

Summarized financial information of HZ for 2011 up to the date of disposal:

Rmb’000
Revenues	23,959,478

Net income and comprehensive income attributable to shareholders of HZ	606,582

Company’s share of net income of HZ	157,711